SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2021	December 31, 2020
300,000,000 common shares of $0.01 par value each (December 31, 2020: 300,000,000 shares of $0.01 par value each)	3,000	3,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2021	December 31, 2020
138,022,940 common shares of $0.01 par value each (December 31, 2020: 127,810,064 shares of $0.01 par value each)	1,380	1,278